Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2026	December 31, 2025

Trade receivables	205,265	141,937
Trade receivables - TI Pool	9,403	40,623
Contract assets	81,483	39,874
Accrued interest	460	361
Deferred charges	43,083	56,171
Deferred fulfillment costs	15,360	11,424
Other receivables	60,147	30,247
Derivatives	487	206
Total trade and other receivables	415,688	320,843